Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Investment Assets at Fair Value
The following tables set forth by level within the fair value hierarchy the Plan investment assets at fair value, as of December 31, 2025 and 2024. As required by ASC 820, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Plan had no financial liabilities as of December 31, 2025 and 2024.

	Investment Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Mutual funds	$279,221,771	$—	$—	$279,221,771
Parent Company common stock	323,303	—	—	323,303
Total investments at fair value	$279,545,074	$—	$—	$279,545,074

	Investment Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual funds	$250,708,035	$—	$—	$250,708,035
Parent Company common stock	243,862	—	—	243,862
Total investments at fair value	$250,951,897	$—	$—	$250,951,897